Pension and Other Postretirement Healthcare Benefits - Components of Net Periodic Pension and Postretirement Healthcare Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013 Retirement Plans	Mar. 31, 2012 Retirement Plans	Dec. 31, 2011 Successor Retirement Plans	Dec. 31, 2012 Successor Retirement Plans	Dec. 31, 2011 Successor Postretirement healthcare plan	Dec. 31, 2012 Successor Postretirement healthcare plan	Jan. 31, 2011 Predecessor Retirement Plans	Dec. 31, 2010 Predecessor Retirement Plans	Jan. 31, 2011 Predecessor Postretirement healthcare plan	Dec. 31, 2010 Predecessor Postretirement healthcare plan
Net periodic cost:
Service cost	$ 1	$ 2	$ 3	$ 3	$ 1	$ 1		$ 2
Interest cost	5	6	21	22		1	2	25		1
Expected return on plan assets	(5)	(6)	(20)	(21)			(2)	(30)
Net amortization - Prior service(credit)									(1)	(14)
Net amortization of actuarial loss	1						1	4
Total net periodic cost	$ 2	$ 2	$ 4	$ 4	$ 1	$ 2	$ 1	$ 1	$ (1)	$ (13)